Equity - Issuance of ordinary shares for compensation & services (Details) - USD ($)									12 Months Ended
	May 31, 2022	Apr. 27, 2022	Jan. 27, 2022	Dec. 06, 2021	Dec. 01, 2021	May 04, 2021	Sep. 24, 2020	Jul. 01, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Subsidiary, Sale of Stock [Line Items]
Closing price of shares			$ 1.00
Number of shares issued for service			250,000
Value of shares issued for service									$ 250,000	$ 1,457,975	$ 650,000
Ms. Wang
Subsidiary, Sale of Stock [Line Items]
Term of employment agreement								3 years
Shares issued for compensation						300,000	200,000	200,000
Closing price of shares						$ 0.80		$ 1.35
Total consideration						$ 240,000		$ 270,000
Ms. Jingjing Han
Subsidiary, Sale of Stock [Line Items]
Term of employment agreement					3 years
Annual salary					$ 240,000
Percentage of increase in annual salary					6.00%
Shares issued for compensation					1,422,049				474,016
Closing price of shares	$ 0.855
Total consideration	$ 405,284
Mr. Jiaming Li
Subsidiary, Sale of Stock [Line Items]
Term of employment agreement				3 years
Annual salary				$ 240,000
Percentage of increase in annual salary				6.00%
Shares issued for compensation	1,422,049								474,016
Closing price of shares									$ 0.855
Total consideration	$ 405,284
Mr. Lucas Wang
Subsidiary, Sale of Stock [Line Items]
Term of employment agreement		3 years
Annual salary		$ 240,000
Percentage of increase in annual salary		6.00%
Shares issued for compensation		1,896,066							632,022
Closing price of shares									$ 0.855
Total consideration	$ 540,379